S-K 1604(a)(3) De-SPAC Forepart, Compensation $ / shares in Units, shares in Thousands, $ in Thousands	Aug. 28, 2026 USD ($) $ / shares shares
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 3,025
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	1,350
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.014
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 25
Private Placement [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	300
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 3,000